Stock-Based Compensation - Summary of Stock-Based Compensation Expenses Related to Performance Stock Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 3,998	$ 2,090	$ 4,971
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 649	$ 16	$ 445